UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-04375

Name of Fund:  BlackRock Multi-State Municipal Series Trust
                   BlackRock Florida Municipal Bond Fund
                   BlackRock New Jersey Municipal Bond Fund
                   BlackRock New York Municipal Bond Fund
                   BlackRock Pennsylvania Municipal Bond Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Robert C. Doll, Jr., Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end of BlackRock Florida Municipal Bond Fund, BlackRock New
       Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond
       Fund: 07/31 and the date of fiscal year end of BlackRock New York Municipal Bond Fund is: 08/31

Date of reporting period: 07/01/06 - 06/30/07

Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report.
                               No records are attached.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Multi-State Municipal Series Trust


Date: August 13, 2007